Intangible Assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
19.	INTANGIBLE ASSETS

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Carrying amount
3G and 4G concession	$53,469	$49,512
Computer software	880	959
Goodwill	209	209
Others	325	264
	$54,883	$50,944

	3G and 4G Concession	Computer Software	Goodwill	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2016	$59,209	$3,249	$236	$409	$63,103
Additions-acquired separately	—	277	—	5	282
Disposal	—	(121)	—	—	(121)
Effect of foreign exchange difference	—	—	—	—	—
Others	—	3	—	—	3
Balance on December 31, 2016	$59,209	$3,408	$236	$414	$63,267
Accumulated amortization and impairment
Balance on January 1, 2016	$(10,608)	$(1,983)	$(18)	$(47)	$(12,656)
Amortization expenses	(2,805)	(551)	—	(23)	(3,379)
Disposal	—	121	—	—	121
Impairment losses	—	—	—	—	—
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2016	$(13,413)	$(2,413)	$(18)	$(70)	$(15,914)
Cost
Balance on January 1, 2017	$59,209	$3,408	$236	$414	$63,267
Additions-acquired separately	10,935	366	—	4	11,305
Disposal	—	(462)	—	—	(462)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2017	$70,144	$3,312	$236	$418	$74,110
Accumulated amortization and impairment
Balance on January 1, 2017	$(13,413)	$(2,413)	$(18)	$(70)	$(15,914)
Amortization expenses	(3,262)	(481)	—	(23)	(3,766)
Disposal	—	462	—	—	462
Impairment losses	—	—	(9)	—	(9)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2017	$(16,675)	$(2,432)	$(27)	$(93)	$(19,227)
Cost
Balance on January 1, 2018	$70,144	$3,312	$236	$418	$74,110
Additions-acquired separately	—	485	—	13	498
Disposal	—	(371)	—	(58)	(429)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2018	$70,144	$3,426	$236	$373	$74,179
Accumulated amortization and impairment
Balance on January 1, 2018	$(16,675)	$(2,432)	$(27)	$(93)	$(19,227)
Amortization expenses	(3,957)	(406)	—	(23)	(4,386)
Disposal	—	371	—	58	429
Impairment losses	—	—	—	(51)	(51)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2018	$(20,632)	$(2,467)	$(27)	$(109)	$(23,235)

For long-term business development, Chunghwa submitted an application to NCC for 4G mobile broadband license in 1.8 and 2.1 GHz frequency bands and obtained certain spectrums.  Chunghwa paid the 4G concession fee amounting to $10,935 million in November 2017.

The concessions are granted and issued by the NCC.  The concession fees are amortized using the straight-line method from the date operations commence through the date the license expires.  The carrying amount of 3G concession fee was fully amortized in December 2018, and 4G concession fees will be fully amortized by December 2030 and December 2033.

The computer software is amortized using the straight-line method over the estimated useful lives of 1 to 10 years.  Other intangible assets are amortized using the straight-line method over the estimated useful lives of 3 to 20 years.  Goodwill is not amortized.

SENAO evaluated the goodwill that arose in the acquisition of Youth and its subsidiaries at the end of each year.  SENAO determined the smallest identifiable group of assets that generates cash inflows as single cash generating units by business type, and evaluated the recoverable amount of those cash generating units by their value in use.  The management of SENAO estimated the cash flow projections based on the financial budgets for the following five years.  Discount rates were 14.6%, 14.8% and 13.7% as of December 31 2016, 2017 and 2018, respectively and were used to calculate the recoverable amount of related cash generating units by discounting aforementioned cash flows.

SENAO concluded that there was no impairment loss recognized for the years ended December 31, 2016 and 2018.  Furthermore, SENAO concluded the recoverable amount of the goodwill was lower than the carrying value and recognized impairment loss of $9 million for the year ended December 31, 2017.

SENAO evaluated and determined that the recoverable amount of certain licensed contract was nil and recognized the impairment loss of $51 million for the year ended December 31, 2018.  The recoverable amount was based on the value in use.

The aforementioned impairment loss was included in other income and expenses in the statements of comprehensive income.